Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment
Schedule of expenses on share-based payment plans

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Partner plan	(264)	(180)	(129)
Share-based plan	(473)	(418)	(381)
Total	(737)	(598)	(510)

Schedule of changes in share-based compensation plan

	01/01 to 12/31/2023	01/01 to 12/31/2022
	Quantity	Quantity
Opening balance	48,253,812	36,943,996
New	24,920,268	21,395,758
Delivered	(9,533,753)	(9,226,877)
Cancelled	(1,214,899)	(859,065)
Closing balance	62,425,428	48,253,812
Weighted average of remaining contractual life (years)	2.36	2.21
Market value weighted average (R$)	21.88	22.22

Schedule of change in share-based variable compensation

	01/01 to 12/31/2023	01/01 to 12/31/2022
	Quantity	Quantity
Opening balance	44,230,077	36,814,248
New	21,725,220	22,524,857
Delivered	(22,097,907)	(14,263,138)
Cancelled	(362,756)	(845,890)
Closing balance	43,494,634	44,230,077
Weighted average of remaining contractual life (years)	0.89	0.93
Market value weighted average (R$)	25.76	24.83